Other disclosures	12 Months Ended
Dec. 31, 2019
Other disclosures
Other disclosures

45. Other disclosures

a)   Remaining maturity periods

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2018, is as follows:

	12/31/2018
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	25,080	2,136	—	—	—	—	28,094	55,310
Financial assets at fair value through profit or loss
Debt instruments		17,102	3,200	27,649	26,266	18,605	17,400	110,222
Equity instruments	2,349	—	—	—	—	—	—	2,349
Trading derivatives	466	599	6,268	9,782	25,090	36,633	76,115	154,953
Other financial assets at fair value through profit or loss
Loans and advances to credit institutions - Reverse repurchase agreements	—	98,332	—	—	—	—	—	98,332
Loans and advances to customers - Reverse repurchase agreements	—	9,093	—	—	—	—	—	9,093
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	7	13	58	155	155	383	771
Debt instruments	—	48,280	1,961	3,304	60,140	10,716	30,082	154,483
Equity instruments	—	—	—	—	—	—	535	535
Financial assets at amortized cost
Loans and advances to credit institutions	—	47,034	—	—	—	—	—	47,034
Loans and advances to customers	9,257	42,431	68,276	139,392	180,792	88,697	137,927	666,772
Debt instruments	—	—	—	41,426	—	1,485	9,508	52,419
Hedging derivatives	—	2,332	—	186	2,046	4,677	44	9,285
	37,152	267,346	79,718	221,797	294,489	160,968	300,088	1,361,558
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	220	1,978	4,796	13,137	24,660	35,900	73,036	153,727
Short positions	—	28,919	—	—	—	—	—	28,919
Other financial liabilities at fair value through profit or loss
Deposits from the Central Bank	—	30,995	—	—	—	—	—	30,995
Deposits from credit institutions	—	13,801	—	—	—	—	—	13,801
Customer deposits	—	128,719	—	—	—	—	—	128,719
Marketable debt securities	—	3,191	182	1,063	314	—	—	4,750
Financial liabilities at amortized cost
Deposits from credit institutions	17,644	46,869	5,776	6,347	11,219	4,488	2,506	94,849
Customer deposits	443,660	115,779	33,999	44,727	3,685	3,565	674	646,089
Marketable debt securities	—	30,249	7,375	21,437	12,200	23,936	3,115	98,312
Subordinated liabilities		413					36,815	37,228
Other financial liabilities	12	7,376	3,638	1,944	834	2	—	13,806
Hedging derivatives	—	39	39	416	1,460	2,350	4,089	8,393
	461,536	408,328	55,805	89,071	54,372	70,241	120,235	1,259,588
Difference (assets less liabilities)	(424,384)	(140,982)	23,913	132,726	240,117	90,727	179,853	101,970

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2019, is as follows:

	12/31/2019
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	25,793	11,320	—	—	—	—	28,094	65,207
Financial assets at fair value through profit or loss
Debt instruments	—	6,917	18,473	40,045	26,379	15,864	2,935	110,613
Equity instruments	5,767	—	—	—	—	—	—	5,767
Trading derivatives	394	3,552	3,220	10,682	28,308	34,350	71,241	151,747
Other financial assets at fair value through profit or loss
Loans and advances to credit institutions - Reverse repurchase agreements	—	54,138	—	—	—	—	—	54,138
Loans and advances to customers - Reverse repurchase agreements	—	25,789	—	—	—	—	—	25,789
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	71	71	713	571	1,449	—	2,875
Debt instruments	—	31,817	—	4,713	59,836	54,636	82,461	233,463
Equity instruments	—	—	—	—	—	—	642	642
Financial assets at amortized cost
Loans and advances to credit institutions	—	36,895	—	—	—	—	—	36,895
Loans and advances to customers	8,930	72,144	67,861	127,842	196,079	81,576	145,239	699,671
Debt instruments	—	—	—	—	1,607	—	9,650	11,257
Hedging derivatives	—	1,906	192	304	5,658	758	438	9,256
	40,884	244,549	89,817	184,299	318,438	188,633	340,700	1,407,320
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	395	3,183	3,457	11,185	25,521	36,303	64,437	144,481
Short positions	—	8,280	47	—	—	—	792	9,119
Other financial liabilities at fair value through profit or loss
Deposits from the Central Bank	—	111,574	—	—	—	—	—	111,574
Deposits from credit institutions	—	29,689	—	—	—	—	—	29,689
Customer deposits	—	128,634	582	—	—	—	—	129,216
Marketable debt securities	—	—	263	2,119	864	—	—	3,246
Financial liabilities at amortized cost
Deposits from credit institutions	28,338	22,934	8,580	1,134	10,374	57	1,552	72,969
Customer deposits	424,563	106,523	36,512	54,805	3,858	3,032	762	630,055
Marketable debt securities	—	19,412	13,464	36,430	31,755	—	10,150	111,211
Subordinated liabilities	—	—	365	—	—	—	33,902	34,267
Other financial liabilities	49	9,722	1,079	4,765	149	—	—	15,764
Hedging derivatives	—	1	8	897	488	1,885	4,244	7,523
	453,345	439,952	64,357	111,335	73,009	41,277	115,839	1,299,114
Difference (assets less liabilities)	(412,461)	(195,403)	25,460	72,964	245,429	147,356	224,861	108,206

b)   Undiscounted contractual maturity periods

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2018, is as follows:

	12/31/2018
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	17,644	47,340	6,320	8,176	13,969	5,545	4,966	103,960
Customer deposits	443,660	116,799	35,325	48,013	4,858	4,205	1,081	653,941
Marketable debt securities	—	30,795	8,512	25,493	17,446	27,551	4,156	113,953
Subordinated liabilities	—	616	407	1,831	4,882	4,882	50,625	63,243
Other financial liabilities	12	7,376	3,638	1,944	834	2	—	13,806
	461,316	202,926	54,202	85,457	41,989	42,185	60,828	948,903

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2019, is as follows:

	12/31/2019
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	28,338	23,211	8,991	2,142	12,218	305	3,106	78,311
Customer deposits	424,563	107,681	38,195	59,092	5,015	3,616	1,233	639,395
Marketable debt securities	—	20,071	15,096	42,001	37,716	1,444	13,759	130,087
Subordinated liabilities	—	188	376	1,694	4,514	4,514	46,646	57,932
Other financial liabilities	49	9,722	1,079	4,765	149	—	—	15,764
	452,950	160,873	63,737	109,694	59,612	9,879	64,744	921,489

c)   Foreign currency balances

The breakdown of the main foreign currency balances in the consolidated balance sheet based on the nature of the related items is as follows:

	Equivalent Value in Millions of Pesos
	12/31/2018		12/31/2019
	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Central Bank	3,637	—	4,254	—
Debt instruments (Note 8)	89,872	—	112,201	—
Loans and advances to credit institutions (Note 7)	44,957	—	17,765	—
Loans and advances to customers	70,957	—	68,653	—
Other assets	628	—	2,701	—
Marketable debt securities (Note 21)	—	26,987	—	25,224
Subordinated liabilities	—	37,268	—	34,300
Derivatives	—	27,924	—	50,335
Deposits from credit institutions (Note 19)	—	13,806	—	18,628
Customer deposits (Note 20)	—	110,273	—	81,637
Other financial liabilities	—	2,752	—	1,306
Other liabilities	—	1,501	—	1,942

d)   Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required)

i.  Financial assets measured at other than fair value

The following table sets out the fair values of financial assets not measured at fair value and analyses them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial assets recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2018:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Balances with the Central Bank (Note 6)	30,230	—	—	30,230	30,230
Loans and advances to credit institutions (Note 7)	—	28,839	18,163	47,002	47,034
Loans and advances to customers (Note 11)	—	6,339	635,342	641,681	666,772
Debt instruments (unlisted) (Note 8)	40,063	11,030	—	51,093	52,419

As of December 31, 2019:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Balances with the Central Bank (Note 6)	39,417	—	—	39,417	39,414
Loans and advances to credit institutions (Note 7)	—	21,616	15,146	36,762	36,895
Loans and advances to customers (Note 11)	—	2,892	727,334	730,226	699,671
Debt instruments (unlisted) (Note 8)	—	11,257	—	11,257	11,257

ii.  Financial liabilities measured at other than fair value

The following table sets out the fair values of financial liabilities not measured at fair value and analyses them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial liabilities recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2018:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 19)	—	89,298	3,999	93,297	94,849
Customer deposits (Note 20)	—	647,451	—	647,451	646,089
Marketable debt securities (Note 21)	98,053	—	—	98,053	98,312
Subordinated liabilities (Note 22)	37,609	—	—	37,609	37,228
Other financial liabilities (Note 23)	13,804	—	—	13,804	13,806

As of December 31, 2019:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 19)	—	65,382	7,272	72,654	72,969
Customer deposits (Note 20)	—	629,684	—	629,684	630,055
Marketable debt securities (Note 21)	111,342	—	—	111,342	111,211
Subordinated liabilities (Note 22)	36,555	—	—	36,555	34,267
Other financial liabilities (Note 23)	15,760	—	—	15,760	15,764

The methodology and inputs used to calculate the fair value for each financial asset and liability class are as follows:

-Balances with the Central Bank: Their fair value has been estimated to be equal to their amortized cost given because they are mainly composed by the compulsory deposits required by the Central Bank.

-Loans and advances at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Loans and advances at amortized cost with maturity greater than one year: Fair value has been obtained using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate, but also using certain non-observable market input, such as the credit risk associated with the loan portfolio for the allowance of future flows and current loan portfolio conditions (net commissions, operating expenses, medium-term, etc.).

-Unlisted debt instruments: Their fair value has been estimated to be equal to their amortized cost given that, because they are non-negotiable financial instruments issued by the Mexican Government, this value would be considered to execute a prepayment transaction at fair value.

-Financial liabilities at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Financial liabilities at amortized cost with maturity greater than one year: Their fair value has been obtained by using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Marketable debt securities and subordinated liabilities: Fair value has been obtained using quoted market price, if available, or the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Other financial liabilities: Their fair value has been estimated to be equal to their amortized cost since they are mainly composed by short-term balances.

e)   Significant restrictions

See Note 49.b for significant restrictions on the ability to access or use the assets and settle the liabilities of the Bank as of December 31, 2019.

f)   Restriction on accumulated reserves distribution

As of December 31, 2018 and 2019, the Bank did not have any restriction on accumulated reserves distribution, except for the legal reserve as mentioned in Note 29 (11,080 million pesos in legal reserve that include 8,086 million pesos in legal reserve of the Bank on an individual basis as of December 31, 2018 and 12,971 million pesos in legal reserve that include 9,616 million pesos in legal reserve of the Bank on an individual basis as of December 31, 2019), the remeasurement of defined benefit obligation and the recognition of equity-settled share-based payments. In addition, the Bank is restricted from distributing dividends that will result in non-compliance with minimum capitalization requirements established by the CNBV (see Note 30).